Related party transactions - Summary of transactions and balances during the year with associates and joint ventures (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Joint Venture And Associates
Disclosure of transactions between related parties [line items]
Guarantees and commitments, highest amount during the year	$ 654	$ 776
Guarantees and commitments	665	594
Associates
Disclosure of transactions between related parties [line items]
Amounts due to associates, highest amount during the year	2,617	1,112
Amounts due to associates	1,232	576
Unsubordinated Accounts Receivable | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Unsubordinated amounts due from joint ventures and associates, highest amount during the year	138	126
Unsobordinated amounts due from joint ventures and associates	119	113
Unsubordinated Accounts Receivable | Associates
Disclosure of transactions between related parties [line items]
Unsubordinated amounts due from joint ventures and associates, highest amount during the year	3,104	3,136
Unsobordinated amounts due from joint ventures and associates	2,537	2,881
Subordinated Accounts Receivable | Associates
Disclosure of transactions between related parties [line items]
Unsubordinated amounts due from joint ventures and associates, highest amount during the year	411	0
Unsobordinated amounts due from joint ventures and associates	$ 411	$ 0